FAIR VALUE MEASUREMENTS - Assets Measured At Fair Value Based On NAV Per Share (Details) - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 189,195,648	$ 172,718,369
Redemption Notice Period	12 months	12 months
Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 3,582,040	$ 4,211,546
NAV | Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total assets at fair value	$ 3,582,040	$ 4,211,546